Offsets	Feb. 25, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NexPoint Residential Trust, Inc.
Form or Filing Type	S-3
File Number	333-278402
Initial Filing Date	Mar. 20, 2025
Fee Offset Claimed	$ 24,907.69
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	162,689,033
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 24,907.69
Termination / Withdrawal Statement	The $250,000,000 of securities being registered hereunder includes $162,689,033 of common stock that remain available for issuance under the terms of separate equity distribution agreements, dated March 4, 2020, among the registrant, NexPoint Residential Trust Operating Partnership, L.P., NexPoint Real Estate Advisors, L.P., Jefferies LLC and Raymond James & Associates, Inc. (the "Equity Distribution Agreements"). In connection with the prospectus supplement previously filed by the registrant on March 20, 2025, the registrant paid a registration fee of $24,907.69 related to the $162,689,033 of common stock available for issuance and sale under the Equity Distribution Agreements. Of such shares of common stock, $162,689,033 remain unsold. Accordingly, the Registrant is paying the registration fee due less the $24,907.69 that was previously paid. The offering is deemed to be terminated under the prior registration statement in connection with the filing of this post-effective amendment.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NexPoint Residential Trust, Inc.
Form or Filing Type	S-3
File Number	333-278402
Filing Date	Mar. 20, 2025
Fee Paid with Fee Offset Source	$ 24,907.69